Employee Benefit Plans (Schedule Of Target Asset Allocation Ranges By Asset Category) (Details)	Dec. 31, 2020
International Equities [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	13.00%
International Equities [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	21.00%
International Equities [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	6.00%
International Equities [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	12.00%
US Equities [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	16.00%
US Equities [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	24.00%
US Equities [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	8.00%
US Equities [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	14.00%
Real Estate [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	3.00%
Real Estate [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	7.00%
Credit Strategies [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	5.00%
Credit Strategies [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	10.00%
Credit Strategies [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	5.00%
Credit Strategies [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	9.00%
Fixed Income [Member] | Recoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	45.00%
Fixed Income [Member] | Recoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	55.00%
Fixed Income [Member] | Nonrecoverable [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	68.00%
Fixed Income [Member] | Nonrecoverable [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	78.00%